NOTE 9 - WARRANT LIABILITY (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Abstract]
Risk-free interest rate	1.28%	0.85%
Expected life in years	1 year	1 year
Dividend yield	0.00%	0.00%
Volatility	136.30%	120.00%
Stock price (in Dollars per share)	$ 0.04	$ 0.11